UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7123

Dreyfus Growth & Value Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/2004

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS PREMIER SMALL COMPANY GROWTH FUND
STATEMENT OF INVESTMENTS
November 30, 2004 (Unaudited)

Common Stock-94.6%	Shares		Value ($)

Banking-2.3%
Center Financial	694		14,289
Mercantile Bank	667		27,214
MetroCorp Bancshares	600		12,990
R&G Financial, Cl. B	200		7,760
Southwest Bancorporation of Texas	1,450		35,467
			97,720

Basic Industries-2.9%
Agrium	2,130		39,575
American Woodmark	260		10,460
CONSOL Energy	980		41,846
Jarden	850	[a]	32,615
			124,496

Capital Goods-4.7%
Bucyrus International, Cl. A	500		19,750
Chicago Bridge & Iron	1,300		50,310
FMC Technologies	1,110	[a]	36,464
Navigant Consulting	1,440	[a]	33,624
Spartech	1,510		42,204
Wabtec	950		19,542
			201,894

Consumer Durables-3.4%
A.C. Moore Arts & Crafts	790	[a]	22,744
CUNO	300	[a]	19,659
Nautilus Group	1,470		32,031
Quiksilver	750	[a]	22,238
Sharper Image	950	[a,b]	18,202
Speedway Motorsports	880		32,331
			147,205

Consumer Non-Durables-3.4%
Arden Group, Cl. A	358		35,353
Christopher & Banks	1,190		23,479
Provide Commerce	620	[a]	21,266
Yankee Candle	2,150	[a]	65,489
			145,587

Consumer Services-12.8%
California Pizza Kitchen	960	[a]	24,048
Charles River Associates	810	[a]	34,943
Collectors Universe	1,150	[a,b]	20,527
Educate	2,350	[a]	31,020
Fairmont Hotels & Resorts	600		18,612
LECG	2,310	[a]	45,161
Laureate Education	1,860	[a]	73,265
Lions Gate Entertainment	8,110	[a]	87,183
MSC Industrial Direct, Cl.A	1,320		47,018
Pacific Sunwear of California	1,420	[a]	31,538
Performance Food Group	1,580	[a]	41,459
Playboy Enterprises, Cl. B	2,700	[a]	32,670
RARE Hospitality International	1,380	[a]	41,345
Tuesday Morning	570	[a]	19,089
			547,878

Electronic Components & Instruments-1.4%
Baldor Electric	1,250		34,475
Imax	2,950	[a]	24,485
			58,960

Energy-3.2%
Dril-Quip	1,050	[a]	25,063
Grey Wolf	7,200	[a]	39,600
Penn Virginia	970		42,156
RPC	1,150		31,338
			138,157

Financial Services-5.9%
Affiliated Managers Group	260	[a,b]	16,479
Cathay General Bancorp	470		18,198
Commercial Capital Bancorp	1,060		25,291
Cullen/Frost Bankers	500		23,955
First Community Bancorp	440		18,489
First Midwest Bancorp	960		36,038
Huron Consulting Group	1,990	[a]	42,089
Investors Financial Services	450		19,728
Online Resources	3,200	[a]	22,560
UTI Worldwide	430		29,640
			252,467

Health Care-18.5%
Able Laboratories	940	[a]	20,445
American Medical Systems Holdings	370	[a]	14,119
Applera - Celera Genomics Group	1,700	[a]	23,936
Bone Care International	470	[a]	10,960
Charles River Laboratories International	480	[a]	22,440
Cooper Cos.	1,150		79,959
Covance	1,130	[a]	44,590
Coventry Health Care	210	[a]	10,422
Discovery Laboratories	2,970	[a]	20,731
Fisher Scientific International	1,130	[a]	63,890
Flamel Technologies, ADR	1,030	[a]	21,620
Harvard Bioscience	5,320	[a]	21,120
ICOS	750	[a]	18,113
ImmunoGen	2,750	[a]	21,505
Inverness Medical Innovations	920	[a,b]	22,356
Ligand Pharmaceuticals, Cl. B	2,100	[a]	23,520
Matria Healthcare	2,530	[a,b]	88,550
Nabi Biopharmaceuticals	1,450	[a]	20,880
PSS World Medical	3,710	[a]	46,427
ResMed	480	[a]	24,029
Respironics	1,330	[a]	73,655
Sybron Dental Specialties	930	[a]	31,843
Telik	600	[a]	11,466
Triad Hospitals	640	[a]	23,482
Zoll Medical	930	[a]	31,555
			791,613

Insurance-.8%
Bristol West Holdings	690		13,917
Triad Guaranty	310	[a]	18,600
			32,517

Miscellaneous-12.4%
Church & Dwight	685		21,386
Coinstar	1,200	[a]	31,224
Connetics	600	[a]	12,546
Hudson Highland Group	1,020	[a]	27,856
IDEXX Laboratories	200	[a]	10,320
iShares Russell 2000 Growth Index Fund	3,040	[b]	198,208
iShares Russell 2000 Index Fund	750		95,160
Medicines	1,050	[a]	26,187
Peet's Coffee & Tea	1,240	[a]	31,347
VCA Antech	1,420	[a]	26,355
Waste Connections	1,495	[a]	50,920
			531,509

Oil Well Equipment & Services-.5%
Oil States International	1,050	[a]	21,388

Technology-19.9%
Anteon International	1,720	[a]	63,674
Avocent	940	[a]	35,654
BearingPoint	1,810	[a]	15,747
Borland Software	3,090	[a]	36,122
Brigham Exploration	4,110	[a]	38,429
Exar	1,950	[a]	27,261
FormFactor	1,210	[a]	29,173
Foundry Networks	3,690	[a]	49,262
Hyperion Solutions	750	[a]	33,608
Infocrossing	2,200	[a,b]	36,960
Ingram Micro, Cl. A	2,440	[a]	46,946
Internet Security Systems	1,670	[a]	40,431
Lam Research	1,040	[a]	27,050
Macromedia	1,970	[a]	56,204
ManTech International, Cl. A	1,380	[a]	33,037
McAfee	1,400	[a]	40,460
Power Integrations	2,500	[a]	49,325
Progress Software	2,600	[a]	59,020
	850		19,032
Secure Computing	3,000	[a]	31,260
Varian Semiconductor Equipment Associates	1,100	[a]	39,072
VeriSign	1,430	[a]	47,047
			854,774

Transportation-2.5%
Celadon Group	1,090	[a]	23,326
Forward Air	940	[a]	43,569
Old Dominion Freight Line	670	[a]	21,005
SCS Transportation	980	[a]	20,727
			108,627

Total Common Stock
(cost $3,376,832)			4,054,792

	Principal
Short-Term Investments-2.3%	Amount ($)		Value ($)

U.S. Treasury Bills;
1.83%, 12/9/2004	100,000		99,958
(cost $99,958)

Investment of Cash Collateral
for Securities Loaned-8.9%	Shares		Value($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $382,670)	382,670	[c]	382,670

Total Investments (cost $3,859,460)	105.8%		4,537,420

Liabilities, Less Cash and Receivables	(5.8%)		(250,430)

Net Assets	100.0%		4,286,990

[a] Non-income producing.
[b] All or a portion of these securities are on loan. At November 30, 2004, the total market value of the fund's securities on loan is $368,263 and the total market value of the collateral held by the fund is $382,670.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

DREYFUS PREMIER TECHNOLOGY GROWTH FUND
STATEMENT OF INVESTMENTS
November 30, 2004 (Unaudited)

Common Stocks-93.1%	Shares	Value($)

Biotechnology-3.7%
Amgen	620,000 a	37,224,800
Genentech	735,000 a	35,463,750
		72,688,550
Computer Communications-2.8%
Juniper Networks	1,985,000 a	54,647,050

Computer Software-23.7%
Adobe Systems	955,000	57,834,800
Avaya	3,200,000 a	52,544,000
Check Point Software Technologies	1,515,000 a	35,966,100
Cognos	810,000 a	31,905,900
Mercury Interactive	645,000 a	29,418,450
Microsoft	2,400,000	64,344,000
Oracle	2,890,200 a	36,589,932
SAP, ADR	1,140,000	50,730,000
Symantec	1,090,000 a	69,552,900
VeriSign	1,225,000 a	40,302,500
		469,188,582

Consumer Services-2.4%
Apollo Group, Cl.A	615,000 a	49,015,500

Diversified Electronic Products-2.8%
Motorola	2,900,000	55,854,000

E.D.P. Peripherals-4.9%
Automatic Data Processing	1,225,000	55,774,250
Bluestream	12,334,800 a,b	4,074,184
EMC	2,750,000 a	36,905,000
Ingenex PVT Placement	20,900 a,b	0
		96,753,434

Electronic Data Processing-7.1%
Dell	2,220,000 a	89,954,400
Network Appliance	1,654,300 a	49,893,688
		139,848,088
Electronic Distributors-2.4%
Microchip Technology	1,705,000	48,046,900

Electronic Production Equipment-.5%
Samsung Electronics	45,400 a,c	9,368,907

Industrial Specialties-2.9%
Corning	4,625,000 a	58,182,500

Internet-9.8%
Accenture	1,500,000 a	38,910,000
eBay	760,000 a	85,462,000
Yahoo!	1,860,000 a	69,973,200
		194,345,200

Major U.S. Telecommunications-1.9%
Verizon Communications	900,000	37,107,000

Medical Specialties-2.9%
Zimmer Holdings	700,000 a	57,120,000

Office/Plant Automation-3.0%
Cisco Systems	3,149,600 a	58,929,016

Pharmaceuticals-2.1%
Teva Pharmaceutical Industries, ADR	1,500,000	40,920,000

Semiconductors-14.7%
Amdocs	1,750,000 a	45,237,500
Intel	1,624,800	36,314,280
Linear Technology	1,260,000	48,081,600
Taiwan Semiconductor	28,749,823 a	42,218,772
Taiwan Semiconductor, ADR	1,580,075	12,593,198
Texas Instruments	1,200,000	29,016,000
United Microelectronics, ADR	6,440,497 a,c	22,541,740
Xilinx	1,750,000	54,635,000
		290,638,090

Telecommunications Equipment-5.5%
ADTRAN	910,000	20,393,100
Comverse Technology	1,250,000 a	26,587,500
QUALCOMM	1,500,000	62,430,000
		109,410,600

Total Common Stocks		1,842,063,417
(cost $1,570,110,802)

Preferred Stocks - .1%

Telecommunications Equipment
AXSUN Technologies Ser. C, Conv.	428,449 a,b	1,713,796
(cost $5,000,000)

	Principal
Short-Term Investments-7.0%	Amount($)	Value($)

U.S. Treasury Bills:
1.82%,12/02/2004	3,021,000	3,020,849
1.85%,12/09/2004	117,296,000	117,246,736
1.00%,12/16/2004	1,751,000	1,749,582
1.94%,12/23/2004	16,570,000	16,549,784
Total Short-Term Investments
(cost $138,569,478)		138,566,951

Investment of Cash Collateral
	for Securities Loaned- .9%	Shares	Value($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Money Market Fund		16,873,607 d	16,873,607
	(cost $16,873,607)

Total Investments (cost $1,732,364,580)		101.1%	1,999,217,771

Liabilities, Less Cash and Receivables		(1.1%)	(21,636,264)

Net Assets		100.0%	1,977,581,507

a	Non-income producing.
b	Securities restricted as to public resale. Investment in restricted securites with aggregate market value of $ 5,787,980
	representing approximately .29% of net assets (see below).
c	All or a portion of these securities are on loan. At November 30, 2004, the total market value of the fund's
	securities on loan is $18,685,300 and the total market value of the collateral held by the portfolio is $16,873,607.
d	Investment affiliated money market mutual fund.

			Net
	Acquisition	Purchase	Assets
Issuer	Date	Price	(%)	Valuation($)*

AXSUN Technologies Series C,Conv.	1/3/2001	11.67	.09	$4 per share
BlueStream Ventures, LP	4/30/2004	0.29	.21	$.32 per share
Ingenex	4/30/2004	0.00	.00	$.00 per share

* The valuation of this security has been determined in good faith under the direction of the Board of Directors.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Dreyfus Premier Technology Growth Fund
Industry Breakdown
11/30/2004

Industry	Percentage

Computer Software	23.7%
Semiconductors	14.7%
Internet	9.8%
Short-Term/Money Market Investments	8.0%
Electronic Data Processing	7.1%
Telecommunications Equipment	5.5%
E.D.P Peripherals	4.9%
Biotechnology	3.7%
Office/Plant Automation	3.0%
Industrial Specialties	2.9%
Medical Specialties	2.9%
Computer Communications	2.8%
Diversified Electronic Product	2.8%
Consumer Services	2.5%
Electronic Distributors	2.4%
Pharmaceuticals	2.1%
Major U.S. Telecommunications	1.9%
Electronic Production Equipment	0.5%

Total %	101.2%

Dreyfus Premier Select Midcap Growth Fund
Statement of Investments
11/30/2004 (Unaudited)

Common Stocks--93.5%	Shares		Value($)

Conusumer Discretionary--17.5%
Apollo Group, Cl. A	500	a,b	39,850
Bed Bath & Beyond	2,175	a	86,843
Chico's FAS	1,425	a,b	55,005
Coach	1,800	a	89,712
eBay	125	a	14,056
Michaels Stores	1,900		51,927
Staples	600		19,146
Starbucks	1,250	a	70,325
Williams-Sonoma	1,750	a	64,068
			490,932
Energy--7.6%
BJ Services	1,300	b	65,871
Smith International	950	a,b	57,542
XTO Energy	2,500		90,875
			214,288
Financial Services--8.5%
DST Systems	1,225	a	59,719
Doral Financial	1,675		77,720
E*TRADE Financial	5,250	a	72,765
SunGard Data Systems	1,100	a	29,161
			239,365
Health Care--15.6%
Biomet	1,400		67,018
Coventry Health Care	900	a	44,667
Gilead Sciences	1,450	a	49,967
Kinetic Concepts	525	a	33,295
Quest Diagnostics	675		63,281
Stryker	500		21,995
Teva Pharmaceutical Industries, ADR	1,500		40,920
Varian Medical Systems	1,625	a	68,380
Zimmer Holdings	600	a	48,960
			438,483
Materials & Processing--2.5%
International Steel Group	1,750	a	70,578

Other--1.9%
Eaton	800		53,920

Producers Durables--4.6%
Centex	1,225		64,276
Cummins	800	b	63,696
			127,972
Technology--26.1%
ATI Technologies	3,500	a	67,900
Adobe Systems	1,250		75,700
Affiliated Computer Services, Cl. A	1,200	a,b	71,016

Altera	2,600 a	58,968
Autodesk	1,625	106,290
Cognizant Technology Solutions, Cl. A	2,700 a	102,951
Cognos	2,000 a	78,780
PortalPlayer	200 a	5,838
Rockwell Automation	1,400	66,220
Shanda Interactive Entertainment, ADR	775 a	31,116
Symantec	1,100 a	70,191
		734,970
Transportation--4.7%
C.H. Robinson Worldwide	1,425	76,594
Expeditors International of Washington	1,050 b	55,923
		132,517
Utilities--4.5%
AO VimpelCom, ADR	1650 a	64,251
Mobile Telesystems, ADR	450	62,429
		126,680
Total Common Stocks
(cost $1,952,188)		2,629,705

	Principal
Other Investments--4.9%	Amount($)	Value($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $138,000)	138,000 c	138,000

Investment of Cash Collateral for Securities Loaned--11.8%
Registered Investment Company;	Shares	Value($)
Dreyfus Institutional Cash Advantage Plus Fund
(cost $332,350)	332,350 c	332,350

Total Investments (cost $2,442,538)	110.2%	3,100,055

Liabilities, Less Cash and Receivables	-10.2%	(287,300)

Net Assets	100.0%	2,812,755

ADR - American Depository Receipt.
a Non-income producing.
b All or a portion of these securities are on loan.	At November 30 2004, the total market value of the fund's

securities on loan is $320,350 and the total market value of the collateral held by the fund is $332,350.
c. Investment in affiliated money market mutual funds.
d Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form
N-CSR.

DREYFUS MIDCAP VALUE FUND
STATEMENT OF INVESTMENTS
November 30, 2004 (Unaudited)

Common Stocks--98.7%	Shares	Value ($)

Basic Industries--4.9%
Abitibi-Consolidated	1,590,200	10,717,948
Bowater	213,300	8,640,783
Great Lakes Chemical	294,300	8,622,990
Massey Energy	330,300	11,600,136
Sealed Air	32,500 a	1,670,825
Smurfit-Stone Container	275,600 a	4,949,776
Timken	268,800	6,988,800
United States Steel	207,000	10,838,520
		64,029,778
Capital Goods--3.6%
Dana	277,900	4,543,665
NCR	264,300 a	15,786,639
Navistar International	639,100 a	26,298,965
		46,629,269
Chemicals--1.5%
Lyondell Chemical	458,000	12,851,480
NOVA Chemicals	138,100	6,402,316
		19,253,796
Consumer Durables--1.6%
Centex	281,100	14,749,317
Diebold	55,900	2,973,880
Tiffany & Co.	107,000	3,274,200
		20,997,397
Consumer Non-Durables--3.2%
Del Monte Foods	1,343,800 a	14,580,230
General Mills	114,300	5,199,507
H.J. Heinz	62,800	2,333,648
Jones Apparel Group	118,300	4,203,199
Kellogg	124,900	5,458,130
Polo Ralph Lauren	61,000	2,402,790
Reader's Digest Association	506,200	7,238,660
		41,416,164
Consumer Services--21.1%
Abercrombie & Fitch, Cl. A	362,150	16,495,932
Advance Auto Parts	104,400 a	4,307,544
AnnTaylor Stores	407,690 a	8,944,719
Applebee's International	236,700	6,083,190
AutoZone	90,600 a	7,755,360
Brinker International	350,800 a	11,972,804
Career Education	847,910 a	32,983,699
Circuit City Stores- Circuit City Group	905,050	14,109,730
Citadel Broadcasting	885,040 a	13,647,317
Clear Channel Communications	793,200	26,714,976
Corinthian Colleges	674,000 a	11,744,450
DST Systems	158,980 a	7,750,275
Dollar Tree Stores	299,700 a	8,340,651
EarthLink	639,308 a	6,930,098
IAC/InterActiveCorp	558,100 a,b	13,779,489

Kroger	595,200 a	9,630,336
Linens 'n Things	376,600 a	9,354,744
Office Depot	1,022,400 a	16,767,360
Omnicom Group	188,500	15,268,500
R. R. Donnelley & Sons	76,362	2,649,761
Rent-A-Center	215,900 a	5,503,291
Ross Stores	216,400	5,821,160
Ruby Tuesday	136,450 b	3,759,197
Safeway	209,990 a	4,048,607
Univision Communications, Cl. A	404,400 a	12,172,440
		276,535,630
Energy--11.1%
Chesapeake Energy	750,300	13,505,400
GlobalSantaFe	592,527	18,605,348
Grant Prideco	401,860 a	8,660,083
Kerr-McGee	120,900	7,523,607
Key Energy Services	235,300 a	2,945,956
Marathon Oil	426,600	16,825,104
Nabors Industries	250,440 a	13,022,880
Noble	59,300 a	2,873,085
Patterson-UTI Energy	843,820	16,876,400
Tidewater	303,700	10,304,541
Transocean	253,900 a	10,224,553
Valero Energy	259,800	12,156,042
Weatherford International	233,700 a	12,474,906
		145,997,905
Financial Services--13.0%
Acxiom	57,880	1,463,785
Archstone-Smith Trust	215,900 b	7,880,350
CIT Group	425,100	18,173,025
Comerica	58,300 b	3,585,450
E*TRADE Financial	1,804,980 a	25,017,023
Equity Office Properties Trust	368,400	10,112,580
Friedman, Billings, Ramsey Group, Cl. A	413,100	7,898,472
Genworth Financial, Cl. A	711,250	18,705,875
Hartford Financial Services Group	27,900	1,785,600
Janus Capital Group	669,400	11,078,570
Knight Trading Group	1,482,330 a	16,913,385
MBIA	166,900	10,007,324
PMI Group	136,300	5,612,834
PNC Financial Services Group	39,800	2,165,120
PartnerRe	56,800	3,477,296
UnumProvident	1,679,380	26,147,947
		170,024,636
Food and Household Products--.2%
Krispy Kreme Doughnuts	260,800 a,b	2,626,256

Forest Products and Paper--.4%
Domtar	416,900 b	5,044,490

Health Care--13.5%
Barr Pharmaceuticals	371,600 a	14,510,980
Baxter International	165,500	5,238,075
Biovail	937,790 a	14,113,740
Boston Scientific	516,300 a	17,972,403

Cardinal Health	167,700	8,767,356
Caremark Rx	217,600 a	7,781,376
Cephalon	652,700 a	31,022,831
Express Scripts	164,600 a	11,844,616
IVAX	1,039,525 a,b	16,226,985
King Pharmaceuticals	803,080 a	9,998,346
McKesson	277,200	8,191,260
Medco Health Solutions	41,900 a	1,580,468
Omnicare	608,700	19,727,967
Shire Pharmaceuticals Group, ADR	145,400	4,366,362
Watson Pharmaceuticals	233,600 a	6,786,080
		178,128,845
Insurance--.7%
Assurant	165,100	4,953,000
Reinsurance Group of America	95,100	4,414,542
		9,367,542
Technology--16.5%
Advanced Micro Devices	281,340 a	5,986,915
Agere Systems, Cl. A	4,379,600 a	6,000,052
Atmel	2,880,420 a	10,225,491
Axcelis Technologies	1,062,900 a	7,759,170
BearingPoint	1,593,500 a	13,863,450
Celestica	333,400 a	5,061,012
Ceridian	410,860 a	7,769,363
Compuware	2,436,700 a	14,059,759
Conexant Systems	1,758,600 a	3,499,614
Fairchild Semiconductor, Cl. A	781,145 a	11,951,519
Flextronics International	1,032,080 a	14,810,348
Gateway	1,010,500 a	6,881,505
Infineon Technologies, ADR	467,000	5,137,000
JDS Uniphase	3,501,000 a	11,098,170
Lam Research	434,000 a	11,288,340
Maxtor	675,400 a	2,580,028
McDATA, Cl. A	514,800 a	2,908,620
McDATA, Cl. B	56,700 a	303,912
Parametric Technology	150,740 a	881,829
SEI Investments	172,200	6,734,742
Sanmina-SCI	1,610,640 a,b	14,221,951
Solectron	430,570 a	2,691,063
Synopsys	692,170 a	12,202,957
3Com	1,435,569 a	6,373,926
Teradyne	407,590 a,b	6,953,485
United Microelectronics, ADR	5,366,338 a	18,782,183
Vishay Intertechnology	493,900 a	7,215,879
		217,242,283
Transportation--1.7%
Continental Airlines, Cl. B	622,300 a,b	6,932,422
Swift Transportation	355,340 a,b	6,925,577
Union Pacific	46,200	2,930,928
Yellow Roadway	99,420 a,b	5,254,347
		22,043,274
Utilities--5.7%
Calpine	5,533,770 a,b	21,471,028
DTE Energy	67,000	2,939,960
Dominion Resources	58,400	3,823,448

Entergy	166,000	10,760,120
Exelon	105,700	4,408,747
FirstEnergy	106,500	4,497,495
Nextel Communications, Cl. A	803,600 a	22,870,456
PPL	73,800	3,833,910
		74,605,164
Total Common Stocks
(cost $1,115,586,222)		1,293,942,429

	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills:
1.82%, 12/02/2004	204,000	203,990
1.83%, 12/09/2004	396,000	395,834
1.93%, 12/23/2004	199,000	198,757
Total Short-Term Investments
(cost $798,594)		798,581

Investment of Cash Collateral
for Securities Loaned--3.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $47,614,880)	47,614,880 c	47,614,880

Total Investments (cost $1,163,999,696)	102.4%	1,342,355,890

Liabilities, Less Cash and Receivables	-2.4%	(31,352,631)

Net Assets	100.0%	1,311,003,259

ADR - American Depository Receipt.
a	Non-income producing.
b	All or a portion of these securities are on loan. At November 30, 2004, the total market value of the fund's securities on loan is $45,420,433 and the total market value of the collateral held by the fund is $ 47,614,880.
c Investment in affiliated money market mutual funds.
d Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR

DREYFUS EMERGING LEADERS FUND
STATEMENT OF INVESTMENTS
November 30, 2004 (Unaudited)

Common Stock-97.7%	Shares	Value($)

Auto & Transports-4.4%
Cooper Tire & Rubber	675,000	13,783,500
SkyWest	785,000	14,938,550
Trinity Industries	500,000 [b]	17,675,000
		46,397,050

Consumer-15.9%
Church & Dwight	600,000	18,732,000
Educate	349,800 [a]	4,617,360
Entercom Communications	375,000 [a]	13,507,500
Fossil	400,000 [a]	10,820,000
Genesco	330,000 [a]	9,761,400
Guitar Center	302,000 [a]	14,610,760
Harte-Hanks	750,000	19,365,000
Intrawest	302,900	6,054,971
PETCO Animal Supplies	550,000 [a]	19,888,000
Pacific Sunwear of California	725,000 [a]	16,102,250
Pinnacle Entertainment	147,000 [a]	2,672,460
Station Casinos	325,000	18,538,000
Valassis Communications	415,000 [a]	14,089,250
		168,758,951

Energy-6.8%
Cabot Oil & Gas	285,000	13,788,300
FMC Technologies	445,000 [a]	14,618,250
Houston Exploration	245,000 [a]	14,675,500
Superior Energy Services	1,000,000 [a]	14,680,000
Unit	370,000 [a]	14,659,400
		72,421,450

Financial Services-19.2%
Affiliated Managers Group	330,000 [a,b]	20,915,400
American Capital Strategies	528,500 [b]	16,880,290
Arch Capital Group	430,000 [a]	16,748,500
First Midwest Bancorp	475,000	17,831,500
Flagstar Bancorp	300,000	6,537,000
Global Payments	249,000 [b]	13,734,840
Greater Bay Bancorp	625,000 [b]	18,156,250
Montpelier Re Holdings	345,000	12,740,850
New Century Financial	300,000	18,978,000
Reinsurance Group of America	340,000	15,782,800
Southwest Bancorporation of Texas	675,000	16,510,500
Webster Financial	340,000	17,017,000
Westamerica Bancorporation	200,000	11,632,000
		203,464,930

Health Care-13.5%
Andrx	582,000 [a]	10,359,600
Apria Healthcare Group	570,000 [a]	17,481,900
DaVita	690,000 [a]	22,921,800
Genesis HealthCare	500,000 [a]	16,125,000
iShares Nasdaq Biotechnology Index Fund	75,000 [b]	5,287,500
LifePoint Hospitals	325,000 [a]	11,953,500
NDCHealth	562,000	10,610,560
NeighborCare	474,000 [a]	13,314,660
Neurocrine Biosciences	125,000 [a,b]	5,750,000
PacifiCare Health Systems	300,000 [a]	14,520,000
Varian	380,000 [a]	14,231,000
		142,555,520

Materials & Processing-9.8%
Agnico Eagle Mines	1,087,000	17,087,640
Agrium	938,000	17,428,040
Cambrex	625,000	15,500,000
Crown Holdings	1,474,000 [a]	18,867,200
Olin	761,000	17,267,090
Wausau-Mosinee Paper	1,000,000	17,950,000
		104,099,970

Producer Durables-10.0%
Albany International, Cl. A	430,000	14,383,500
IDEX	433,500	17,340,000
JLG Industries	800,000	13,920,000
MSC Industrial Direct Co., Cl.A	400,000	14,248,000
Terex	350,000 [a]	16,044,000
United Defense Industries	395,000 [a]	17,893,500
Universal Compression Holdings	333,000 [a]	12,420,900
		106,249,900

Technology-14.3%
Altiris	375,000 [a]	10,500,000
Anteon International	410,000 [a]	15,178,200
Ask Jeeves	249,000 [a,b]	6,434,160
Business Objects, ADR	475,000 [a,b]	11,058,000
Extreme Networks	2,000,000 [a]	13,660,000
F5 Networks	354,000 [a]	15,239,700
Genesis Microchip	925,000 [a]	15,086,750
Hyperion Solutions	357,500 [a]	16,019,575
Integrated Device Technology	1,000,000 [a]	11,350,000
Skyworks Solutions	1,300,000 [a]	12,909,000
Veeco Instruments	600,000 [a]	11,634,000
Websense	247,500 [a]	11,894,850
		150,964,235

Utilities-3.8%
Arch Coal	438,000	16,731,600
Duquesne Light Holdings	600,000 [b]	10,584,000
Puget Energy	530,000	12,455,000
		39,770,600

Total Common Stock
(cost $729,762,795)		1,034,682,606

Other Investments-4.6%
Registered Investment Companies:
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $48,457,000)	48,457,000	c	48,457,000

Investment of Cash Collateral
for Securities Loaned-3.5%	Shares		Value($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $37,095,352)	37,095,352	[c]	37,095,352

Total Investments (cost $815,315,147)	105.8%		1,120,234,958

Liabilities, Less Cash and Receivables	(5.8%)		(61,666,297)

Net Assets	100.0%		1,058,568,661

[a] Non-income producing.
[b] All or a portion of these securities are on loan. At November 30, 2004, the total market value of the fund's securities on loan is $35,681,435 and the total market value of the collateral held by the fund is $37,095,352.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

DREYFUS SMALL COMPANY VALUE FUND
STATEMENTS OF INVESTMENTS
November 30, 2004 (Unaudited)

Common Stock-100.4%	Shares	Value($)

Basic Industries-6.5%
AK Steel Holding	5,300 [a]	68,423
Allegheny Technologies	137,200	3,018,400
Arch Coal	400	15,280
	a
GrafTech International	176,700	1,685,718
Great Lakes Chemical	79,000	2,314,700
	a
Hercules	19,800	295,020
Massey Energy	67,500	2,370,600
	a
PolyOne	193,000	1,781,390
Timken	35,100	912,600
United States Steel	100	5,236
		12,467,367

Capital Goods-11.4%
Apogee Enterprises	154,800	2,256,984
	a
Arris Group	345,297	1,964,740
	a
BE Aerospace	171,220	1,814,418
	a,b
Bookham	155,240	832,086
	a
Collins & Aikman	408,200	1,449,110
	a
CommScope	48,100	929,292
	a
Gateway	170,400	1,160,424
	a
MasTec	195,800	1,642,762
	a
Navistar International	55,700	2,292,055
	a
Quanta Services	167,700	1,292,967
	a
Shaw Group	167,200	2,462,856
	a
Terex	33,500	1,535,640
York International	65,300	2,407,611
		22,040,945

Consumer Durables-1.8%
	a
Cache	93,300	1,540,383
	a
Fleetwood Enterprises	80,600	1,092,130
	a
Kirkland's	92,300	886,080
		3,518,593

Consumer Non-Durables-7.1%
Christopher & Banks	38,700		763,551
		a,b
Gander Mountain	88,400		1,159,720
		a
Intertape Polymer Group	131,800		1,047,810
Kellwood	44,200		1,538,602
		a,b
Krispy Kreme Doughnuts	72,000		725,040
		a
NBTY	134,700		3,510,282
		a
ProQuest	16,700		451,735
Reader's Digest Association	41,100		587,730
		a
Sports Authority	64,800		1,847,448
		a
Wilson Greatbatch Technologies	102,700		2,059,135
			13,691,053

Consumer Services-12.4%
		a
AnnTaylor Stores	100,000		2,194,000
		a
Bombay	98,400		680,928
		a
Clark	69,800		1,162,170
		a
Corinthian Colleges	205,500		3,580,838
		a
CSK Auto	131,300		2,014,142
		a
Cumulus Media, Cl. A	146,400		2,236,992
		a
Digitas	56,900		467,149
		a
Dollar Thrifty Automotive Group	30,100		809,389
		a
EarthLink	121,200		1,313,808
		a,b
ebookers, ADR	139,200		1,634,208
		a
Finlay Enterprises	52,410		1,017,802
G & K Services, Cl. A	10,200		419,016
		a
Linens 'n Things	67,500		1,676,700
		a,b
Multimedia Games	174,100		2,277,228
Ruby Tuesday	38,500		1,060,675
		a
Tetra Tech	90,600		1,380,744
			23,925,789

Energy-9.4%
		b
Chesapeake Energy	180,000		3,240,000
		a
Global Industries	188,000		1,613,040
		a
Grant Prideco	54,200		1,168,010
		a
Key Energy Services	382,100		4,783,892
		a
Lone Star Technologies	120,500		3,783,700
		a
Parker Drilling	279,100		1,219,667
		b
Patterson-UTI Energy	119,020		2,380,400
			18,188,709

Financial Services-13.7%
		a
Ameritrade Holding	96,500		1,344,245
Bristol West Holdings	41,300		833,021
Delphi Financial Group, Cl. A	14,550		675,993
		a
E*TRADE Financial	332,200		4,604,292
Erie Indemnity, Cl. A	16,800		876,624
Infinity Property & Casualty	23,670		875,790
		a
Knight Trading Group	290,400		3,313,464
		a,b
LaBranche & Co.	222,900		1,785,429
		a,b
Metris Companies	115,300		1,335,174
Montpelier Re Holdings	30,450		1,124,519
PartnerRe	25,400		1,554,988
		b
Phoenix Companies	149,500		1,823,900
PXRE Group	16,800		405,384
Safety Insurance Group	35,700		981,750
Santander BanCorp	37,250		1,009,475
Scottish Re Group	139,000		3,197,000
Webster Financial	14,000		700,700
			26,441,748

Health Care-8.4%
		a
Accredo Health	84,200		2,279,294
Alpharma, Cl. A	120,300		1,998,183
		a
Closure Medical	51,200		910,848
		a
Enzon Pharmaceuticals	105,400		1,427,116
NDCHealth	66,200		1,249,856
		a
PAREXEL International	16,400		338,332
		a
Par Pharmaceutical	40,900		1,613,914
		a
Quidel	461,500		2,976,675
		a
Regeneration Technologies	122,000		1,134,600
		a,b
Savient Pharmaceuticals	414,500		911,900
		a
STERIS	39,800		910,624
		a
Viasys Healthcare	31,200		580,944
			16,332,286

Technology-21.6%
	a,b
Amkor Technology	34,100	187,550
	a
Art Technology Group	358,000	397,380
	a
Artesyn Technologies	98,700	939,624
	a
Ascential Software	115,888	1,584,189
	a
Axcelis Technologies	373,400	2,725,820
	a
Cray	322,400	1,131,624
	a
Emulex	78,000	1,102,920
	a
Enterasys Networks	401,000	701,750
	a
Fairchild Semiconductor International	180,200	2,757,060
	a
Foundry Networks	112,000	1,495,200
	a,b
IONA Technologies, ADR	165,600	856,152
	a
Insight Enterprises	47,100	952,833
	a
Integrated Device Technology	238,100	2,702,435
LTX	400,100 a	2,856,714
	a,b
Lattice Semiconductor	142,000	757,996
	a
MRO Software	92,700	1,191,195
	a
Manugistics Group	343,100	943,525
	a
Mattson Technology	146,800	1,372,580
	a
Maxtor	385,000	1,470,700
	a
McDATA, Cl. A	183,300	1,035,645
	a
Mentor Graphics	113,700	1,426,935
	a
Micromuse	253,300	1,331,851
	a
NVIDIA	9,400	179,822
	a
Nuance Communications	261,100	1,127,952
	a
Parametric Technology	109,300	639,405
	a,b
Photronics	109,070	2,054,879
	a,b
REMEC	220,000	1,326,600
	a
SafeNet	56,700	2,021,922
	a
TriZetto Group	70,700	500,556
	a
webMethods	254,000	1,559,560
	a
Zoran	206,800	2,450,580
		41,782,954

Transportation-2.9%
	a
Central Freight Lines	66,400	422,304
	a,b
Continental Airlines Cl. B	81,200	904,568
	a,b
FLYi	296,300	557,044
	a
Quality Distribution	82,300	667,453
	a,b
Swift Transportation	101,000	1,968,490
	a,b
Yellow Roadway	21,300	1,125,705
		5,645,564

Utilities-5.2%
	a
AirGate PCS	109,180	3,545,075
	a,b
Calpine	494,600	1,919,048
	a,b
Dobson Communications, Cl. A	1,121,400	2,029,734
	a
UbiquiTel	395,500	2,570,750
		10,064,607

Total Common Stocks
(cost $161,017,781)		194,099,615

	Principal
Short-Term Investments-.4%	Amount($)	Value($)
U.S. Treasury Bills:
1.93%, 12/23/2004	699,000	698,147
(cost $698,176)

Investment of Cash Collateral
for Securities Loaned-8.1%	Shares	Value($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $15,715,612)	15,715,612 [c]	15,715,612

Total Investments (cost $177,431,569)	108.9%	210,513,374

Liabilities, Less Cash and Receivables	(8.9%)	(17,178,502)

Net Assets	100.0%	193,334,872

a Non-income producing.
b All or a portion of these securities are on loan. At November 30, 2004, the total market value of the fund's securities on loan is $14,321,233 and the total market value of the collateral held by the fund is $15,715,612.
c Investments in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

See notes to financial statements.

DREYFUS GROWTH AND VALUE FUNDS, INC.,
DREYFUS PREMIER STRUCTURED MIDCAP FUND
Statement of Investments
November 30, 2004 (Unaudited)

Common Stocks	97.1%	Shares	Value ($)

Commercial Services	8.2%
AmerisourceBergen		1,000	58,940
Copart		5,700 a	123,120
Dun & Bradstreet		2,000 a	118,720
Ingram Micro, Cl. A		6,700 a	128,908
Korn/Ferry International		2,500 a	46,575
Manpower		4,400	212,828
Sabre Holdings		5,000	115,400
Tech Data		3,100 a	140,709
			945,200

Consumer Durables	6.5%
Activision		9,800 a	154,056
Black & Decker		1,100	92,499
Centex		1,000	52,470
D.R. Horton		4,000	140,840
Lennar, Cl. A		2,600	116,818
Ryland Group		700	70,945
Stanley Works		2,600	121,576
			749,204

Consumer Non-Durables	4.6%
Constellation Brands, Cl. A		1,900 a	84,930
Jones Apparel Group		1,900	67,507
PepsiAmericas		8,000	168,880
Tyson Foods, Cl. A		13,000	213,070
			534,387

Consumer Services	5.8%
CBRL Group		4,500	183,465
Education Management		1,300 a	43,082
Mandalay Resort Group		1,600 a	111,520
Meredith		2,100	110,712
Pixar		900 a	81,603
Reader's Digest Association		3,300	47,190
Ruby Tuesday		2,300	63,365
Wendy's International		1,000	35,670
			676,607

Electronic Technology	5.3%
Amphenol, Cl. A		5,500 a	193,105
Cree		4,900 a,b	175,322
Harris		1,200	79,428
Micron Technology		4,400 a	48,752
Tektronix		3,800	119,206

				615,813

Energy Minerals	6.5%
Amerada Hess		300		26,655
Chesapeake Energy		4,500		81,000
Marathon Oil		1,200		47,328
Pioneer Natural Resources		4,900		172,480
Pogo Producing		1,300		65,650
Sunoco		1,400		115,584
Valero Energy		2,400		112,296
XTO Energy		3,516		127,807
				748,800

Finance	17.0%
Associated Banc-Corp		1,700		56,491
Catellus Development		2,000		62,800
Cincinnati Financial		2,700		120,960
Commerce Bancorp		1,100		68,717
Commerce Bancshares		1,050		51,355
Doral Financial		1,800		83,520
Fidelity National Financial		2,418		103,708
First American		2,800		92,260
First Horizon National		1,100		48,070
Friedman, Billings, Ramsey Group, Cl. A		5,300		101,336
Hibernia, Cl. A		4,200		121,464
Independence Community Bank		2,900		123,192
IndyMac Bancorp		1,800		58,482
Investors Financial Services		2,900		127,136
Jefferies Group		2,800		113,736
Jefferson-Pilot		2,100		103,299
Lincoln National		1,200		55,224
Ohio Casualty		6,100	a	131,028
Protective Life		1,000		41,850
StanCorp Financial Group		1,900		150,195
Suntrust Banks		5		357
Trizec Properties		4,000		65,880
W.R. Berkley		2,050		92,967
				1,974,027

Health Technology	5.8%
Bausch & Lomb		1,900		111,872
Beckman Coulter		1,300		85,098
Cephalon		2,500	a	118,825
Charles River Laboratories International		1,900	a	88,825
Hillenbrand Industries		1,200		66,000
Hospira		2,000	a	64,460
PerkinElmer		2,500		53,325
Perrigo		4,900		88,396
				676,801

Industrial Services	3.0%
BJ Services		1,300		65,871

Grant Prideco		8,000 a	172,400
Smith International		1,700 a	102,969
			341,240

Non-Energy Minerals	0.6%
Nucor		1,300	68,770

Process Industries	3.1%
Cabot		2,600	97,890
Cabot Microelectronics		800 a	29,560
Cytec Industries		2,800	136,108
Sigma-Aldrich		1,500	89,595
			353,153

Producer Manufacturing	4.5%
Autoliv		2,700	126,198
Energizer Holdings		1,400 a	65,380
SPX		4,300	176,773
Thomas & Betts		4,800 a	151,872
			520,223

Retail Trade	7.4%
Abercrombie & Fitch, Cl. A		4,800	218,640
BJ's Wholesale Club		3,400 a	100,946
Borders Group		8,000	182,240
Claire's Stores		5,300	107,855
Kmart Holding		800 a,b	82,264
Limited Brands		800	19,552
Pacific Sunwear of California		6,500 a	144,365
			855,862

Technology Services	8.9%
Acxiom		4,600	116,334
Coventry Health Care		3,400 a	168,742
DST Systems		3,600 a	175,500
Fair Isaac		4,600	152,628
Humana		3,300 a	81,906
LifePoint Hospitals		3,400 a	125,052
Lincare Holdings		3,500 a	135,065
McAfee		2,800 a	80,920
			1,036,147

Transportation	3.7%
J.B. Hunt Transport Services		4,500	180,900
Overseas Shipholding Group		1,300	85,397
Swift Transportation		8,300 a	161,767
			428,064

Utilities	6.2%
AGL Resources		2,200	73,018
DPL		4,400	105,512
Energy East		900	22,653

KeySpan		1,800		71,136
National Fuel Gas		4,000		112,800
Northeast Utilities		5,500		100,265
ONEOK		5,300		147,976
Pepco Holdings		4,200		89,628
				722,988

Total Common Stocks
(cost $9,759,447)				11,247,286

		Principal
Short-Term Investments--	1.5%	Amount ($)		Value ($)

U.S.Treasury Bills:
1.84%, 12/9/2004		77,000		76,968
1.92%, 12/23/2004		100,000		99,878

Total Short-Term Investments
(cost $176,851)				176,846

Investment of Cash Collateral for Securities Loaned	2.3%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $270,200)		270,200	c	270,200

Total Investments (cost $10,206,498)		100.9%		11,694,332

Liabilities, Less Cash and Receivables		(.9%)		(107,958)

Net Assets		100.0%		11,586,374

a Non-income producing.
b All of these securities are on loan. At November 30, 2004, the total market value of the fund's securities on loan is $257,586 and the total market value of the collateral held by the fund is $270,200.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

See notes to financial statements.

DREYFUS PREMIER STRUCTURED LARGE CAP VALUE FUND
Statement of Investments
11/30/2004 (Unaudited)

Common Stocks	99.3%	Shares		Value ($)

Banking	18.4%
Bank of America		2,700		124,929
Goldman Sachs Group		500		52,380
Independence Community Bank		300		12,744
KeyCorp		700		23,303
PNC Financial Services Group		1,100		59,840
Regions Financial		400		13,996
SunTrust Banks		800		57,040
Wachovia		800		41,400
Wells Fargo		800		49,416
				435,048

Commercial Services	2.9%
AmerisourceBergen		400		23,576
Ingram Micro, Cl. A		1,400	a	26,936
Sabre Holdings		800		18,464
				68,976

Communications	3.5%
AT&T		1,400		25,620
BellSouth		2,100		56,322
				81,942

Consumer Durables	3.5%
Activision		1,900	a	29,868
D.R. Horton		1,250		44,013
KB HOME		100		8,789
				82,670

Consumer Non-Durables	6.3%
Altria Group		700		40,243
Kimberly-Clark		800		50,888
Pepsi Bottling Group		400		11,208
Sara Lee		2,000		46,960
				149,299

Consumer Services	8.4%
Cendant		2,000		45,340
Clear Channel Communications		1,600		53,888
McDonald's		1,100		33,814
Time Warner		1,100	a	19,481
Walt Disney		1,700		45,696
				198,219

Electronic Technology	6.9%
Boeing		1,000	53,570
General Dynamics		500	54,180
Motorola		2,000	38,520
Northrop Grumman		300	16,899
			163,169

Energy Minerals	14.3%
ChevronTexaco		1,800	98,280
ConocoPhillips		600	54,594
Exxon Mobil		3,600	184,500
			337,374

Finance	7.0%
Citigroup		1,400	62,650
Countrywide Financial		1,600	53,136
MBNA		1,100	29,216
Prudential Financial		400	19,580
			164,582

Health Technology	0.7%
Becton, Dickinson		300	16,434

Industrial Services	1.0%
Waste Management		800	23,848

Insurance	5.8%
Cincinnati Financial		515	23,072
First American		600	19,770
Jefferson-Pilot		500	24,595
Lincoln National		400	18,408
MetLife		700	27,300
StanCorp Financial Group		300	23,715
			136,860

Non-Energy Minerals	1.2%
Louisiana-Pacific		1,200	29,364

Process Industries	2.8%
Archer-Daniels-Midland		1,600	33,920
Ball		200	8,946
Sigma-Aldrich		400	23,892
			66,758

Producer Manufacturing	6.1%
Autoliv		200	9,348
Deere		600	43,038
General Electric		2,000	70,720
SPX		500	20,555
			143,661

Real Estate	1.8%
CBL & Associates Properties		200	14,658
Friedman, Billings, Ramsey Group, Cl. A		1,000	19,120
ProLogis		200	8,046
			41,824

Retail Trade	1.7%
Borders Group		400	9,112
Costco Wholesale		200	9,720
Kmart Holding		200 a	20,566
			39,398

Technology Services	0.8%
International Business Machines		200	18,848

Transportation	2.1%
Burlington Northern Santa Fe		1,100	49,544

Utilities	4.1%
Constellation Energy Group		600	26,220
Edison International		1,100	35,090
Northeast Utilities		900	16,407
ONEOK		700	19,544
			97,261

Total Investments (cost $2,140,448 )	99.3%	2,345,079
Cash and Receivables (Net)	0.7%	17,593
Net Assets	100.0%	2,362,672

a Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

See notes to financial statements.

DREYFUS GROWTH AND VALUE FUNDS, INC.: DREYFUS PREMIER STRATEGIC VALUE FUND

Statement of Investments
Novenber 30, 2004 (Unaudited)

Common Stocks	97.5%	Shares		Value ($)

Banking	1.1%
Bank of America		33,162		1,534,406

Basic Industries	1.6%
Air Products & Chemicals		12,300		704,175
Bowater		14,300		579,293
CONSOL Energy		22,900		977,830
				2,261,298

Beverages & Tobacco	1.1%
Altria Group		26,800		1,540,732

Broadcasting & Publishing	0.4%
Fox Entertainment Group, Cl. A		20,100	a	590,940

Capital Goods	11.0%
Eaton		20,200		1,361,480
Emerson Electric		23,700		1,583,634
Fluor		15,000		778,500
NCR		103,700	a	6,194,001
Navistar International		17,600	a,b	724,240
Rockwell Collins		18,200		725,452
United Technologies		42,400		4,137,392
				15,504,699

Chemicals	2.6%
Lyondell Chemical		40,600		1,139,236
NOVA Chemicals		23,500		1,089,460
Westlake Chemical		44,000		1,381,160
				3,609,856

Consumer Durables	0.4%
Maytag		27,800		558,780

Consumer Non-Durables	6.3%
Colgate-Palmolive		29,500		1,356,705
Del Monte Foods		122,700	a	1,331,295
Jones Apparel Group		24,700		877,591
Kraft Foods, Cl. A		40,600	b	1,388,520
NIKE, Cl. B		21,100		1,786,326
Newell Rubbermaid		44,700		1,031,676
Polo Ralph Lauren		29,000		1,142,310
				8,914,423

Consumer Services	11.6%
Abercrombie & Fitch, Cl. A		33,100		1,507,705
Advance Auto Parts		18,900	a	779,814
Cendant		28,500		646,095
Circuit City Stores		59,500		927,605
Clear Channel Communications		120,000		4,041,600
DST Systems		15,400	a	750,750
Liberty Media, Cl. A		143,900	a	1,486,487
Liberty Media International, Cl. A		14,848	a	639,355
McDonald's		33,700		1,035,938
Omnicom Group		25,000		2,025,000
Too		44,700	a	1,135,380
Viacom, Cl. B		39,200		1,360,240
				16,335,969

Energy	10.4%
BP, ADR		33,400		2,049,090
ChevronTexaco		48,678		2,657,819
ConocoPhillips		15,400		1,401,246
ENSCO International		55,500		1,737,705
Exxon Mobil		61,198		3,136,398
Kerr-McGee		34,000		2,115,820
Williams Cos.		94,200		1,570,314
				14,668,392

Financial Services	24.4%
Alliance Capital Management Holding		35,200	b	1,395,328
American Express		13,000		724,230
American International Group		21,800		1,381,030
Chubb		27,000		2,057,670
Citigroup		100,607		4,502,163
Fannie Mae		22,200		1,525,140
Fidelity National Financial		16,700		716,263
Freddie Mac		30,000		2,047,800
Genworth Financial, Cl. A		85,200		2,240,760
Goldman Sachs Group		15,600		1,634,256
J.P. Morgan Chase		78,200		2,944,230
Janus Capital Group		44,600		738,130
Knight Trading Group, Cl. A		66,200	a	755,342
Lehman Brothers Holdings		8,500		712,130
MBIA		10,900		653,564
Merrill Lynch		36,400		2,027,844
Morgan Stanley		26,300		1,334,725
PMI Group		72,200		2,973,196
PNC Financial Services Group		24,000		1,305,600
Prudential Financial		15,000		734,250
Wachovia		39,600		2,049,300
				34,452,951

Health Care	6.7%
Boston Scientific		38,700 a	1,347,147
Caremark Rx		20,500 a	733,080
IVAX		93,825 a	1,464,608
Medco Health Solutions		65,200 a	2,459,344
Merck & Co.		25,800	722,916
PerkinElmer		67,000	1,429,110
Schering-Plough		75,600	1,349,460
			9,505,665

Insurance	1.5%
Endurance Specialty Holdings		33,350	1,119,559
Reinsurance Group of America		22,000	1,021,240
			2,140,799

Merchandising	0.8%
Foot Locker		40,500	1,052,190

Technology	6.7%
Agere Systems, Cl. A		557,400 a	763,638
Automatic Data Processing		38,400	1,748,352
Ceridian		30,600 a	578,646
Comverse Technology		31,300	665,751
Fairchild Semiconductor International, Cl. A		45,300 a	693,090
International Business Machines		19,100	1,799,984
Microsoft		45,300	1,214,493
Parametric Technology		98,400 a	575,640
Solectron		124,300 a	776,875
SunGard Data Systems		26,900 a	713,119
			9,529,588

Telecommunications	1.1%
Sprint (FON Group)		67,900	1,548,799

Transportation	0.8%
CSX		19,800	754,974
Union Pacific		6,400	406,016
			1,160,990

Utilities	9.0%
ALLTEL		24,100	1,366,229
Calpine		270,300 a,b	1,048,764
Edison International		43,600	1,390,840
Entergy		33,100	2,145,542
Exelon		50,300	2,098,013
PG&E		17,400 a	578,724
PPL		10,500	545,475
TXU		10,500	659,610
Verizon Communications		70,800	2,919,084
			12,752,281

Total Common Stocks
(cost $119,014,516)				137,662,758

		Principal
Short-Term Investments	1.6%	Amount ($)		Value ($)

U.S.Treasury Bills:
1.84%, 12/9/2004		632,000		631,734
1.88%, 12/16/2004		1,000,000		999,190
1.92%, 12/23/2004		700,000		699,146

Total Short-Term Investments
(cost $2,330,137)				2,330,070

Investment of Cash Collateral for Securities Loaned	2.9%	Shares		Value ($)

Registered Investment Company:
Dreyfus Institutional Cash Advantage Fund
(cost $4,103,800)		4,103,800	c	4,103,800.00

Total Investments (cost $125,448,453)		102.0%		144,096,628

Liabilities, Less Cash and Receivables		(2.0%)		(2,799,470)

Net Assets		100.0%		141,297,158

[a] Non-income producing.
[b] All or a portion of these securities are on loan. At November 30, 2004, the total market value of the fund's securities on loan is $3,959,689 and the total market value of the collateral held by the fund is $4,103,800.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

See notes to financial statements.

DREYFUS GROWTH AND VALUE FUNDS, INC.: DREYFUS PREMIER FUTURE LEADERS FUND

Statement of Investments
November 30, 2004 (Unaudited)

Common Stocks--98.0%	Shares		Value ($)

Autos & Transports--5.8%
Golar LNG	235,000	a	3,485,285
Northwest Airlines	375,000	a,b	3,840,000
UTI Worldwide	68,000		4,687,240
Wabtec	214,000		4,401,980
			16,414,505

Consumer--16.3%
Cato, Cl. A	25,800		688,344
FactSet Research Systems	16,100		831,565
Guitar Center	82,500	a	3,991,350
Pacific Sunwear of California	177,000	a	3,931,170
Penn National Gaming	90,000	a	4,749,300
Performance Food Group	145,000	a	3,804,800
Ralcorp Holdings	90,000		3,708,000
Scientific Games, Cl. A	53,900	a	1,288,210
Shuffle Master	112,500	a,b	5,178,375
Spanish Broadcasting System, Cl. A	400,000	a	4,276,000
Stage Stores	32,800	a	1,344,472
WMS Industries	155,000	a,b	4,609,700
Warnaco Group	187,500	a	3,725,625
Zale	140,000	a	4,095,000
			46,221,911

Energy--5.6%
Grant Prideco	194,600	a	4,193,630
Key Energy Services	300,000	a	3,756,000
Todco, Cl. A	210,300	a	3,682,353
Veritas DGC	185,000	a	4,329,000
			15,960,983

Financial Services--19.0%
Arch Capital Group	76,000	a	2,960,200
BankAtlantic Bancorp, Cl. A	200,000		3,800,000
Cathay General Bancorp	89,500		3,465,440
First Midwest Bancorp	100,000		3,754,000
First Niagara Financial Group	250,000		3,610,000
Global Payments	63,000		3,475,080
MAF Bancorp	88,500		4,062,150
Max Re Capital	130,500		2,487,330
National Financial Partners	105,100		3,651,174
Nelnet, Cl. A	142,200	a	3,448,350
Provident Bankshares	35,200		1,293,248
Republic Bancorp	54,615		848,717
Saxon Capital	145,000	a	3,291,500
Selective Insurance Group	21,700		971,943
Susquehanna Bancshares	25,100		652,600
Texas Regional Bancshares, Cl. A	126,000		4,480,560
Westamerica Bancorporation	59,500		3,460,520
Whitney Holding	85,000		3,921,900
			53,634,712

Health Care--12.9%
Andrx	144,000	a	2,563,200
Apria Healthcare Group	141,500	a	4,339,805

Beverly Enterprises	530,000	a	4,595,100
Bone Care International	165,000	a	3,847,800
Charles River Laboratories International	77,500	a	3,623,125
Immunicon	337,700	a	2,684,715
Magellan Health Services	110,000	a	3,921,390
NeighborCare	116,500	a	3,272,485
Renal Care Group	128,000	a	4,262,400
Serologicals	140,000	a,b	3,267,600
			36,377,620

Materials & Processing--9.6%
Agnico-Eagle Mines	286,500		4,503,780
Agrium	241,000		4,477,780
Airgas	150,000		3,987,000
Crown Holdings	358,500	a	4,588,800
Pan American Silver	279,000	a	5,038,740
Wausau-Mosinee Paper	253,000		4,541,350
			27,137,450
Oil & Gas--1.5%
Denbury Resources	150,000	a	4,342,500

Other-- .7%
iShares Nasdaq Biotechnology Index	30,000	b	2,115,000

Producer Durables--8.0%
AMETEK	130,000		4,248,400
Albany International, Cl. A	125,000		4,181,250
Joy Global	124,000		5,045,560
Triumph Group	111,000	a	4,502,160
United Defense Industries	100,000	a	4,530,000
			22,507,370

Technology--13.4%
Alvarion	295,000	a	4,327,650
Ask Jeeves	67,000	a,b	1,731,280
Electronics for Imaging	44,800	a	749,504
Fargo Electronics	75,800	a	1,123,356
Hyperion Solutions	95,000	a	4,256,950
InfoSpace	60,500	a,b	2,680,150
Microsemi	240,000	a	4,272,000
PMC-Sierra	370,500	a	4,090,320
ScanSource	20,200	a	1,306,940
Sigmatel	158,500	a	5,671,130
Varian Semiconductor Equipment Associates	115,000	a	4,084,800
Wind River Systems	288,500	a	3,490,850
			37,784,930

Utilities--5.2%
Arch Coal	120,000		4,584,000
El Paso Electric	200,000	a	3,590,000
Westar Energy	121,500		2,691,225
Western Gas Resources	127,000		3,937,000
			14,802,225

Total Common Stocks
(cost $211,476,151)			277,299,206

	Principal
Short-Term Investments--2.2%	Amount ($)		Value ($)
U.S. Treasury Bills:
1.82%, 12/2/2004	691,000		690,965

1.85%, 12/9/2004	5,202,000	5,199,816
1.00%, 12/16/2004	460,000	459,627
Total Short-Term Investments		6,350,408
(cost $6,350,484)

Investment of Cash Collateral
for Securities Loaned--7.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus
(cost $21,998,428)	21,998,428 c	21,998,428

Total Investments (cost $222,748,564)	108.0%	305,648,042

Liabilities, Less Cash and Receivables	(8.0%)	(22,756,004)

Net Assets	100.0%	282,892,038

a	Non-income producing.
b	A portion of these securities are on loan. At November 30, 2004, the total market value of the fund's securities on loan is $21,276,489 and the total market value of the collateral held by the fund is $21,998,428.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

See notes to financial statements.

DREYFUS GROWTH AND VALUE FUNDS, INC.: DREYFUS PREMIER FUTURE LEADERS FUND
11/30/2004
Industry Percentage

Industry	Percentage

Financial Services	19.0%
Consumer	16.3%
Technology	13.4%
Health Care	12.9%
Material & Processing	9.6%
Producer Durables	8.0%
Investment of Cash Collateral	7.8%
Autos & Transports	5.8%
Energy	5.6%
Utilities	5.2%
Short Term Investments	2.2%
Oil & Gas	1.5%
Other	0.7%

Total	108.0%

Dreyfus Large Company Value Fund
STATEMENT OF INVESTMENTS
November 30, 2004 (Unaudited)

Common Stocks--98.3%	Shares		Value ($)

Banking--4.4%
Bank of America	40,848		1,890,037
Wachovia	17,300		895,275
			2,785,312
Basic Industry--1.0%
Air Products and Chemicals	5,500		314,875
Bowater	2,300		93,173
CONSOL Energy	5,100		217,770
			625,818
Beverages and Tobacco--1.9%
Altria Group	21,200		1,218,788
Broadcasting and Publishing--1.6%
Fox Entertainment Group, Cl. A	3,300	a	97,020
Time Warner	52,000	a	920,920
			1,017,940
Capital Goods--11.3%
Eaton	9,400		633,560
Emerson Electric	11,000		735,020
Fluor	2,400		124,560
NCR	46,700	a	2,789,391
Navistar International	8,000	a	329,200
Rockwell Collins	7,000		279,020
Tyco International	12,000		407,640
United Technologies	19,000		1,854,020
			7,152,411
Chemicals--2.1%
Lyondell Chemical	18,900		530,334
NOVA Chemicals	3,800		176,168
Westlake Chemical	20,500		643,495
			1,349,997
Consumer Durables--.2%
Maytag	4,500		90,450
Consumer Non-Durables--5.0%
Colgate-Palmolive	4,800		220,752
Del Monte Foods	57,100	a	619,535
Jones Apparel Group	4,000		142,120
Kraft Foods, Cl. A	18,900	b	646,380
Newell Rubbermaid	7,300		168,484
NIKE, Cl. B	9,800		829,668
Polo Ralph Lauren	13,500		531,765
			3,158,704
Consumer Services--8.9%
Abercrombie & Fitch, Cl. A	15,400		701,470
Advance Auto Parts	8,000	a	330,080
Cendant	4,600		104,282
Circuit City Stores	27,700		431,843
Clear Channel Communications	33,700		1,135,016
DST Systems	2,500	a	121,875
Liberty Media, Cl. A	51,600	a	533,028
Liberty Media International, Cl. A	2,400	a	103,344
McDonald's	15,700		482,618
Omnicom Group	11,200		907,200
Too	8,500	a	215,900
Viacom, Cl. A	16,000		555,200
			5,621,856

Energy--13.3%
BP, ADR	15,500		950,925
ChevronTexaco	22,000		1,201,200
ConocoPhillips	6,900		627,831
ENSCO International	25,800		807,798
Exxon Mobil	60,742		3,113,028
Kerr-McGee	15,800		983,234
Williams Cos.	43,800		730,146
			8,414,162
Financial Services--24.3%
Alliance Capital Management	16,400	a	650,096
American Express	6,400		356,544
American International Group	9,829		622,667
Chubb	12,600		960,246
Citigroup	45,207		2,023,013
Countrywide Financial	10,800		358,668
Fannie Mae	10,200		700,740
Freddie Mac	14,000		955,640
Fidelity National Financial	2,700		115,803
Genworth Financial, Cl. A	39,600		1,041,480
Goldman Sachs Group	6,400		670,464
JPMorgan Chase & Co.	36,376		1,369,556
Janus Capital Group	7,300		120,815
Knight Trading Group, Cl. A	27,600	a	314,916
Lehman Brothers Holdings	1,400		117,292
MBIA	1,800		107,928
Merrill Lynch & Co.	17,000		947,070
Morgan Stanley	10,200		517,650
PMI Group	32,400		1,334,232
PNC Financial Services	11,200		609,280
Prudential Financial	2,400		117,480
Wells Fargo & Co.	22,600		1,396,002
			15,407,582
Health Care--6.2%
Boston Scientific	17,500	a	609,175
Caremark Rx	3,300	a	118,008
IVAX	35,750	a	558,058
Medco Health Solutions	30,300	a	1,142,916
Merck & Co.	10,500		294,210
PerkinElmer	31,200		665,496
Schering-Plough	29,300		523,005
			3,910,868
Insurance--1.5%
Endurance Specialty Holdings	15,500		520,335
Reinsurance Group of America	9,900		459,558
			979,893
Merchandising--.8%
Foot Locker	18,800		488,424
Technology--5.7%
Agere Systems, Cl. A	90,800	a	124,396
Automatic Data Processing	17,900		814,987
Ceridian	5,000	a	94,550
Comverse Technology	14,000	a	297,780
Fairchild Semiconductor International	20,400	a	312,120
International Business Machines	8,900		838,736
Microsoft	21,100		565,691
Parametric Technology	16,000	a	93,600
Solectron	20,200	a	126,250
SunGard Data Systems	13,000	a	344,630
			3,612,740

Telecommunications--1.1%
Sprint	31,600	720,796
Transportation--.4%
CSX	3,200	122,016
Union Pacific	2,000	126,880
		248,896
Utilities--8.6%
ALLTEL	11,200	634,928
Calpine	56,100 a,b	217,668
Edison International	20,300	647,570
Entergy	15,400	998,228
Exelon	22,500	938,475
PG&E	8,100 a	269,406
PPL	1,700	88,315
TXU	4,700	295,254
Verizon Communications	32,000	1,319,360
		5,409,204

Total Common Stocks
(cost $52,598,779)		62,213,841

	Principal
Short-Term Investments--1.2%	Amount ($)	Value ($)

U.S. Treasury Bills:
1.00%, 12/16/2004	384,000	383,689
1.94%, 12/23/2004	350,000	349,573

Total Short-Term Investments
(cost $733,289)		733,262

Investment of Cash Collateral
for Securities Loaned--1.6%	Shares	Value ($)

Registered Investment Company;

Dreyfus Institutional Cash Advantage
Money Market Fund
(cost $904,800)	904,800 c	904,800

Total Investments (cost $54,236,868)	100.8%	63,851,903

Liabilities, Less Cash and Receivables	(.8%)	(532,512)

Net Assets	100.0%	63,319,391

a Non-income Producing.
b	All of these securities are on loan. At November 30, 2004, the total market value of the fund's securities on loan is $864,048 and the total market value of the collateral held by the fund is $904,800.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

See notes to financial statements.

Large Company Value
Industry Breakdown
11/30/2004

Industry	Percentage

Financial Services	24.30%
Energy	13.30%
Capital Goods	11.30%
Consumer Services	8.90%
Utilities	8.60%
Health Care	6.20%
Technology	5.70%
Consumer Durables/Non Durables	5.20%
Banking	4.40%
Other	2.30%
Chemicals	2.10%
Beverages & Tobacco	1.90%
Broadcasting & Publishing	1.60%
Insurance	1.50%
Basic Industry	1.00%

Total %	98.30%

Dreyfus Premier International Value Fund
Statement of Investments
November 30, 2004 (Unaudited)

Common Stocks--94.7%	Shares		Value ($)

Australia--1.7%
Amcor	648,298		3,712,445
BHP Billiton	47,282		564,536
National Australia Bank	327,045		7,091,895
National Australia Bank, ADR	5,000		542,550
Promina Group	139,900		538,411
			12,449,837

Belgium--1.1%
Fortis	290,123		7,650,353

Brazil--1.1%
Companhia Vale do Rio Doce, ADR	20,100		498,882
Petroleo Brasileiro, ADR	89,900		3,430,584
Petroleo Brasileiro, ADR (Pfd Block)	8,515		293,597
Tele Norte Leste Participacoes, ADR	2		31
Telecomunicacoes Brasileiras, ADR	125,067		3,850,813
Telecomunicacoes Brasileiras, ADR (Rights)	3		5
			8,073,912

China--.2%
Huaneng Power International, Cl. H	670,000		534,290
PetroChina, Cl. H	1,076,000		608,942
			1,143,232

Denmark--.3%
Danske Bank	82,900		2,476,398

Finland--2.1%
M-real, Cl. B	561,800		3,658,773
Nokia	127,100		2,067,686
Nokia, ADR	158,594		2,564,465
Sampo	103,050		1,329,918
UPM-Kymmene	251,653		5,669,300
			15,290,142

France--8.6%
Axa	51,300		1,201,381
BNP Paribas	86,100		5,984,978
Carrefour	172,280		8,183,650
France Telecom	259,400	a	8,146,880
Sanofi-Aventis	89,270		6,721,452
Schneider Electric	93,741		6,509,888
Societe Nationale d' Etude et de Construction de Moteurs d' Avion	162,900		3,628,714
Thomson	259,660		6,243,114
Total	18,950		4,148,207
Total, ADR	50,614		5,547,294
Valeo	162,230		6,416,848
			62,732,406

Germany--6.5%
Deutsche Bank	65,480		5,548,129
Deutsche Boerse	57,560		3,408,209
Deutsche Lufthansa	300,777	a	4,261,470
Deutsche Post	430,104		9,083,875
Deutsche Postbank	70,300		3,159,996
E.ON	68,397		5,768,014
Heidelberger Druckmaschinen	86,000	a	2,947,865
KarstadtQuelle	237,300		2,419,083
KarstadtQuelle (Rights)	237,300	a	526,710
Medion	75,700		1,534,346
Siemens	16,600		1,330,403
Volkswagen	155,089		6,987,766
			46,975,866

Greece--.4%
Alpha Bank	25,800		807,891
Hellenic Telecommunications Organization	106,959		1,754,244
			2,562,135

Hong Kong--1.4%
Bank of East Asia	1,080,736		3,391,722
China Mobile (Hong Kong)	1,232,400		4,042,059
Citic Pacific	436,500		1,235,144
Denway Motors	468,000		167,040
HSBC Holdings	16,800		286,310
Sun Hung Kai Properties	108,000		1,073,082
			10,195,357

Ireland--1.4%
Bank of Ireland	685,095		10,471,437

Italy--4.1%
Banche Popolari Unite Scrl	136,461		2,687,908
Benetton Group	252,940		3,042,452
Eni	301,335		7,397,315
Finmeccanica	7,058,961		6,042,050
SanPaolo IMI	120,233		1,650,752
UniCredito Italiano	1,642,700		9,060,747
			29,881,224

Japan--24.3%
AIFUL	6,950		789,811
ALPS ELECTRIC	303,200		4,429,244
CANON	132,200		6,625,730
Credit Saison	219,600		7,401,408
DENTSU	1,306		3,577,213
FUJI MACHINE MANUFACTURING	48,600		462,610
FUNAI ELECTRIC	32,900		4,112,700
Fuji Heavy Industries	572,500		2,646,885
Fuji Photo Film	166,100		5,840,242
HONDA MOTOR	150,500		7,206,692
HOYA	3,500		364,431
KDDI	919		4,534,525
KOMATSU	34,000		231,499

Kao	208,000	5,010,344
Kuraray	440,500	3,632,505
LAWSON	117,200	4,223,321
MABUCHI MOTOR	82,100	5,637,871
MINEBEA	1,183,000	4,757,049
MURATA MANUFACTURING	80,000	4,180,467
Matsumotokiyoshi	161,500	4,486,329
Mitsubishi Electric	38,000	186,392
Mitsubishi Estate	81,000	916,565
NIPPON TELEGRAPH AND TELEPHONE	660	2,961,682
Nippon Express	1,555,600	7,342,740
OLYMPUS	148,300	2,860,704
ORIX	3,900	496,236
RINNAI	221,100	5,572,867
ROHM	68,200	6,511,641
SFCG	5,510	1,359,371
SKYLARK	310,100	5,249,908
SOHGO SECURITY SERVICES	166,600	2,365,783
SONY	9,400	342,383
SUMITOMO CHEMICAL	843,900	4,204,951
Sekisui House	502,900	5,553,857
77 Bank	799,300	5,201,603
Sharp	58,000	931,222
Shin-Etsu Chemical	170,400	6,603,817
Shiseido	270,300	3,725,469
Sumitomo Bakelite	549,900	3,199,360
Sumitomo Mitsui Financial Group	837	5,812,782
TAKEFUJI	84,580	5,505,465
TDK	34,600	2,483,551
TOYODA GOSEI	13,800	260,004
Takeda Pharmaceutical	130,500	6,413,773
Toyota Motor	94,500	3,543,004
YAMATO TRANSPORT	14,000	199,485
Yamaha Motor	421,100	6,163,836
		176,119,327

Mexico--1.0%
Coca-Cola Femsa, ADR	178,100	3,886,142
Telefonos de Mexico, ADR	105,781	3,703,393
		7,589,535

Netherlands--5.6%
ABN AMRO	146,088	3,588,179
Aegon	524,321	6,480,938
Akzo Nobel	36,520	1,510,526
DSM	44,811	2,695,609
Heineken	212,611	6,726,254
ING Groep	31,100	855,635
Koninklijke (Royal) Philips Electronics	170,490	4,396,006
Koninklijke (Royal) Philips Electronics (New York Shares)	109,100	2,808,234
Royal Dutch Petroleum	92,900	5,321,703
Wolters Kluwer	312,531	5,998,159
		40,381,243

New Zealand--.1%
Carter Holt Harvey	616,350	983,426

Norway--.1%
Norsk Hydro	11,900		973,564

Singapore--1.7%
City Developments (Warrants)	6,100	a	16,759
DBS	715,300		6,900,141
Singapore Technologies Engineering	1,438,400		1,861,779
United Overseas Bank	440,600		3,659,317
			12,437,996

South Africa--1.4%
Anglo American	235,229		5,709,236
Nedcor	328,648		4,296,200
			10,005,436

South Korea--1.7%
KT, ADR	203,000		4,394,950
Korea Electric Power, ADR	347,794		4,688,263
POSCO, ADR	52,200		2,465,928
Samsung Electronics, GDR	3,500		722,273
			12,271,414

Spain--3.1%
Banco de Sabadell	238,951		5,360,915
Endesa	369,384		7,953,362
Repsol YPF	69,800		1,701,423
Repsol YPF, ADR	246,108		5,995,191
Telefonica	64,998		1,142,061
			22,152,952

Sweden--1.0%
Electrolux, Cl. B	314,660		6,932,591

Switzerland--7.6%
Clariant	273,730		4,262,772
Credit Suisse Group	25,500	a	994,451
Julius Baer, Cl. B	14,695		4,341,587
Lonza	113,910		6,156,217
Nestle	40,200		10,352,258
Novartis	231,410		11,085,266
Swiss Re	94,540		6,316,214
UBS	90,580		7,336,678
Zurich Financial Services	27,300		4,201,106
			55,046,549

Taiwan--.6%
United Microelectronics, ADR	1,258,559	a	4,404,957

United Kingdom--17.6%
BAA	453,600		5,045,212
BAE Systems	1,014,063		4,752,885
BOC	233,603		4,178,666
BP	105,500		1,076,656
BT	2,051,500		7,625,609
Barclays	410,030		4,231,485

Boots	436,840		5,267,871
Bunzl	739,129		6,307,033
Cadbury Schweppes	78,500		700,600
Centrica	831,174		3,935,401
Diageo	574,349		8,034,713
easyJet	1,031,400	a	3,671,190
GKN	1,724,800		7,424,838
GlaxoSmithKline	545,310		11,473,983
Kingfisher	51,262		282,144
Lloyds TSB	570,927		4,596,253
Marks & Spencer	402,300		2,523,703
Rexam	504,569		4,356,143
Rio Tinto	308,981		9,052,267
Royal Bank of Scotland	280,401		8,616,860
Sainsbury (J)	939,328		4,689,829
Shell Transport & Trading	1,245,723		10,475,086
Standard Chartered	37,165		711,326
Unilever	656,820		6,012,641
Vodafone	1,037,200		2,814,714
			127,857,108

Total Common Stocks
(cost $575,298,474)			687,058,397

Other Investments--2.6%

Registered Investment Company
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $18,700,000)	18,700,000	b	18,700,000

Total Investments (cost $593,998,474)	97.3%		705,758,397

Cash and Receivables (Net)	2.7%		19,805,004

Net Assets	100.0%		725,563,401

a Non-income producing.
b	Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

See notes to financial statements.

Dreyfus Premier International Value Fund
August 31, 2004

Japan	24.3%
United Kingdom	18.6%
France	7.8%
Switzerland	7.1%
Germany	6.7%
Netherlands	5.7%
Italy	4.1%
Registered Investment Company	3.6%
Spain	2.4%
Finland	1.9%
South Korea	1.6%
Australia	1.5%
Ireland	1.5%
Cash and Receivables (Net)	1.5%
Belgium	1.4%
Singapore	1.4%
Hong Kong	1.3%
Brazil	1.1%
Mexico	1.1%
South Africa	1.1%
Sweden	1.0%
Greece	0.8%
Denmark	0.7%
Taiwan	0.6%
Norway	0.5%
Luxembourg	0.3%
China	0.2%
New Zealand	0.2%
India	0.0%

Total	100.0%

Dreyfus Premier International Value Fund
Statement of Investments
August 31, 2004

Banking	12.8
Chemicals	8.1
Financial Services	7.7
Telecommunications	6.0
Food & Household Products	5.8
Automobiles	5.3
Energy	4.8
Electronic Components	4.1
Healthcare	4.0
Utilities	4.0
Beverages & Tobacco	3.0
Aerospace & Military Technology	2.6
Transportation	2.4
Appliances & Household Durables	2.2
Textiles & Apparel	2.0
Insurance	2.0
Metals	1.9
Electrical & Electronics	1.7
Business & Public Services	1.4
Consumer Services	1.4
Recreation	1.3
Forest Products & Paper	1.3
Merchandising	1.2
Misc. Materials	1.1
Data Processing & Reproduction	0.9
Broadcasting & Publishing	0.8
Industrial Components	0.8
Construction & Housing	0.7
Machinery & Engineering	0.7
Technology	0.6
Energy Equipment & Services	0.6
Consumer Durable	0.4
Multi-Industry	0.4
Miscellaneous	0.3
Capital Goods	0.3
Real Estate	0.2
Building Materials	0.1

Short-Term (Cash Sweeps)	3.6
Cash & Receivables (net)	1.5

100.0

Dreyfus Premier Midcap Value Fund
Statement of Investments
11/30/2004 (Unaudited)

Common Stocks--99.2%	Shares	Value($)

Basic Industries--5.4%
Abitibi-Consolidated	50,400	339,696
Bowater	6,700	271,417
Smurfit-Stone Container	9,050 a	162,538
Timken	6,500	169,000
		942,651
Capital Goods--6.4%
Dana	8,900	145,515
NCR	8,100 a	483,813
Navistar International	11,800 a	485,570
		1,114,898
Consumer Durables--.5%
Diebold	1,700	90,440
Consumer Non-Durables--7.6%
Del Monte Foods	41,400 a	449,190
General Mills	3,500	159,215
H.J. Heinz	2,100	78,036
Jones Apparel Group	3,600	127,908
Kellogg	3,900	170,430
Polo Ralph Lauren	1,900	74,841
Reader's Digest Association	15,600	223,080
Sealed Air	1,000 a	51,410
		1,334,110
Consumer Services--19.3%
Abercrombie & Fitch, Cl. A	6,400	291,520
Advance Auto Parts	3,600 a	148,536
Applebee's International	7,300	187,610
Brinker International	10,900 a	372,017
Career Education	6,900 a	268,410
Circuit City Stores- Circuit City Group	3,200	49,888
Citadel Broadcasting	7,900 a	121,818
Clear Channel Communications	11,600	390,688
Corinthian Colleges	10,500 a	182,962
Kroger	17,200 a	278,296
Office Depot	22,300 a	365,720
Omnicom Group	6,100	494,100
Safeway	7,100 a	136,888
Univision Communications, Cl. A	3,000 a	90,300
		3,378,753
Energy--6.5%
GlobalSantaFe	4,796	150,594
Key Energy Services	7,100 a	88,892
Lyondell Chemical	6,500	182,390
Marathon Oil	7,100	280,024
Nabors Industries	1,310 a	68,120

Noble	1,700 a	82,365
Patterson-UTI Energy	14,000	280,000
		1,132,385
Financial Services--23.8%
Archstone-Smith Trust	4,500	164,250
Boston Properties	1,400	84,252
CIT Group	12,700	542,925
Comerica	1,800	110,700
E*TRADE Financial	25,500 a	353,430
Equity Office Properties Trust	11,600	318,420
Friedman, Billings, Ramsey Group, Cl. A	12,700	242,824
Genworth Financial, Cl. A	17,850	469,455
Hartford Financial Services Group	1,000	64,000
Janus Capital Group	20,770	343,744
Knight Trading Group	28,400 a	324,044
MBIA	5,000	299,800
PMI Group	2,100	86,478
PNC Financial Services Group	1,400	76,160
PartnerRe	3,800	232,636
UnumProvident	30,100	468,657
		4,181,775
Forest Products and Paper--.9%
Domtar	13,400	162,140

Health Care--8.2%
Barr Pharmaceuticals	4,200 a	164,010
Baxter International	5,100	161,415
Biovail	10,300 a	155,015
Cephalon	4,600 a	218,638
Express Scripts	1,300 a	93,548
IVAX	13,312 a	207,800
Medco Health Solutions	1,800 a	67,896
Omnicare	8,000	259,280
Shire Pharmaceuticals Group, ADR	3,400	102,102
		1,429,704
Insurance-- .9%
Assurant	5,400	162,000

Technology--9.7%
BearingPoint	24,700 a	214,890
Ceridian	12,300 a	232,593
Compuware	44,100 a	254,457
Flextronics International	8,000 a	114,800
Gateway	12,300 a	83,763
JDS Uniphase	74,100 a	234,897
Maxtor	20,900 a	79,838
SEI Investments	5,200	203,372
Synopsys	4,000 a	70,520
United Microelectronics, ADR	60,586 a	212,051
		1,701,181
Transportation--.5%
Union Pacific	1,400	88,816

Utilities--9.5%
Calpine	87,890 a,b	341,013
DTE Energy	1,900	83,372
Dominion Resources	2,000	130,940
Entergy	5,500	356,510
Exelon	3,200	133,472
FirstEnergy	3,250	137,248
Nextel Communications, Cl. A	12,600 a	358,596
PPL	2,560	132,992
		1,674,143
Total Common Stocks
(cost $15,660,928)		17,392,996

	Principal
Short-Term Investments--.6%	Amount($)	Value($)
U.S. Treasury Bills:
1.80%, 12/09/2004
(cost $99,960)	100,000	99,958

Investment of Cash Collateral for Securities Loaned--2.0%	Shares	Value($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $351,560)	351,560 c	351,560

Total Investments (cost $16,112,448)	101.8%	17,844,514

Liabilities, Less Cash and Receivables	-1.8%	(311,289)

Net Assets	100.0%	17,533,225

ADR - American Depository Receipt.
a Non-income producing.
b All or a portion of these securities are on loan. At November 30, 2004, the total market value of the fund's securities on loan is $341,013 and the total market value of the collateral held is $351,560.
c Investment in affiliated money market mutual funds.
d Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth & Value Funds, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	January 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	January 21, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	January 21, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)